Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Stockholders' Equity
Stockholders' Equity
9.	Stockholders’ Equity

Common Stock

As of June 30, 2023, the Company had authorized 60,000,000 shares of common stock, par value $0.001 per share. As of June 30, 2023, 32,606,548 shares of common stock were issued and outstanding, and 27,393,452 shares of common stock were reserved for future issuance.

Equity Incentive Plans

The Company’s 2019 Plan (“2019 Plan”) became effective on October 23, 2019. The 2019 Plan provides for the grant of incentive stock options, non-qualified stock options, stock appreciation rights, restricted stock unit awards and performance share awards to employees, directors, and consultants of the Company. As of June 30, 2023, the Company has only issued stock options. In February 2023, the Company amended its 2019 Equity Incentive Plan to increase the aggregate number of shares of Common Stock reserved for future issuance from 2,780,000 shares to 8,723,922 shares. As of June 30, 2023, the Company had issued 6,880,684 stock options under the 2019 Plan, and a total of 1,843,238 shares remained available for future issuance under the 2019 Plan.

Stock options granted under the 2019 Plan expire no later than ten years from the date of grant and generally vest over a four-year period, with vesting occurring at a rate of 25% at the end of the first and thereafter in 36 equal monthly installments, or in the case of awards granted to board members, on a monthly basis over three or four years. In general, vested options expire if not exercised within three months after termination of service.

The fair value of each employee and non-employee stock option grant is estimated on the date of grant using the Black-Scholes option-pricing model. Due to the Company’s limited operating history and a lack of company-specific historical and implied volatility data, the Company estimated expected volatility based on the historical volatility of a group of similar companies that are publicly traded. The historical volatility data was computed using the daily closing prices for the selected companies’ shares during the equivalent period of the calculated expected term of the stock-based awards. Due to the lack of historical exercise history, the expected term of the Company’s stock options for employees has been determined utilizing the “simplified” method for awards. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. The expected dividend yield is zero since the Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future.

A summary of the Company’s stock option activity for the six months ended June 30, 2023 is as follows:

	Stock Options	Weighted Average
	Outstanding	Exercise Price
Outstanding as of December 31, 2022	453,590	$0.56
Granted	5,322,456	2.72
Forfeited	(568,175)	2.72
Exercised	(31,505)	1.23
Outstanding as of June 30, 2023	5,176,366	$2.55

The weighted average assumptions used in the Black-Scholes option pricing model to determine the fair value of stock option grants for the six months ended June 30, 2023 were as follows:

Common stock fair value	$3.75
Risk-free interest rate	3.53%
Expected volatility	111.00%
Expected term (in years)	6.08
Expected dividend yield	0.00%

Stock options outstanding, vested and expected to vest and exercisable as of June 30, 2023 are as follows:

		Weighted
		Average		Total
	Number of	Remaining	Weighted-	Aggregate
	Stock	Contractual	Average	Intrinsic Value
	Options	Life (Years)	Exercise Price	(in thousands)
Outstanding as of December 31, 2022	453,590	6.98	$0.56	$980
Outstanding as of June 30, 2023	5,176,366	9.35	$2.55	$8,728
Vested and expected to vest as of June 30, 2023	5,176,366	9.35	$2.55	$8,728
Exercisable as of June 30, 2023	619,011	7.62	$1.31	$1,808

Intrinsic value is calculated as the difference between the exercise price of the underlying options and the estimated fair value of the common stock for the options that had exercise prices that were lower than the per share fair value of the common stock on the related measurement date. The aggregate intrinsic value of stock options exercised during the six months ended June 30, 2023 was $0.1 million. The aggregate fair value of stock options vested during the six months ended June 30, 2023 was $0.8 million.

As of June 30, 2023, the total unrecognized stock-based compensation related to unvested stock option awards granted was $14.8 million, which the Company expects to recognize over a remaining weighted- average period of approximately 3.5 years.

Stock-based compensation expense, recognized in the Company’s condensed statements of operations and comprehensive loss for the 2019 Plan was recorded as follows (in thousands):

	Six Months Ended
	June 30,
	2022	2023
Research and development	$23	$538
General and administrative	14	1,702
Total stock-based compensation expense	$37	$2,240

9. Stockholders’ Equity

Common Stock

As of December 31, 2021, the Company had authorized 20,000,000 shares of common stock, par value $0.001 per share. In December 2022, the Company increased the number of authorized shares of common stock, par value $0.001 per share, to 60,000,000. As of December 31, 2021 and 2022, the Company has authorized 20,000,000 and 60,000,000 shares of common stock, par value $0.001 per share, respectively.

As of December 31, 2021 and 2022, 14,382,093 and 32,575,043 shares of common stock were issued and outstanding, respectively. As of December 31, 2021 and 2022, 5,617,907 and 27,424,957 shares of common stock were reserved for future issuance, respectively.

Equity Incentive Plans

The Company’s 2019 Plan (“2019 Plan”) became effective on October 23, 2019. The 2019 Plan provides for the grant of incentive stock options, non-qualified stock options, stock appreciation rights, restricted stock unit awards and performance share awards to employees, directors, and consultants of the Company. As of December 31, 2022, the Company has only issued stock options. The 2019 Plan authorized up to 2,780,000 shares to be issued under the plan as of December 31, 2022. As of December 31, 2022, the Company had issued 2,126,403 stock options under the 2019 Plan. As of December 31, 2022, a total of 653,597 shares remained available for future issuance under the 2019 Plan.

Stock options granted under the 2019 Plan expire no later than ten years from the date of grant and generally vest over a four-year period, with vesting occurring at a rate of 25% at the end of the first and thereafter in 36 equal monthly installments, or in the case of awards granted to board members, on a monthly basis over three or four years. In general, vested options expire if not exercised within three months after termination of service.

The fair value of each employee and non-employee stock option grant is estimated on the date of grant using the Black-Scholes option-pricing model. Due to the Company’s limited operating history and a lack of company-specific historical and implied volatility data, the Company estimated expected volatility based on the historical volatility of a group of similar companies that are publicly traded. The historical volatility data was computed using the daily closing prices for the selected companies’ shares during the equivalent period of the calculated expected term of the stock-based awards. Due to the lack of historical exercise history, the expected term of the Company’s stock options for employees has been determined utilizing the “simplified” method for awards. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. The expected dividend yield is zero since the Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future.

A summary of the Company’s stock option activity for the years ended December 31, 2021 and 2022 is as follows:

	Stock Options	Weighted Average
	Outstanding	Exercise Price
Outstanding as of December 31, 2020	2,531,984	$0.41
Exercised	(467,723)	0.14
Forfeited	(293,677)	1.34
Outstanding as of December 31, 2021	1,770,584	$0.33
Exercised	(1,190,720)	0.14
Forfeited	(126,274)	0.86
Outstanding as of December 31, 2022	453,590	$0.56

There were no stock options granted during the years ended December 31, 2021 and 2022.

Stock options outstanding, vested and expected to vest and exercisable as of December 31, 2021 and 2022 are as follows:

		Weighted		Total
		Average	Weighted-	Aggregate
		Remaining	Average	Intrinsic
	Number of	Contractual	Exercise	Value
	Stock Options	Life (Years)	Price	(in thousands)
Outstanding as of December 31, 2021	1,770,584	7.79	$0.33	$3,674
Outstanding as of December 31, 2022	453,590	6.98	$0.56	$980
Vested and expected to vest as of December 31, 2022	453,590	6.98	$0.56	$980
Exercisable as of December 31, 2022	357,618	6.94	$0.46	$807

Intrinsic value is calculated as the difference between the exercise price of the underlying options and the fair value of the common stock for the options that had exercise prices that were lower than the per share fair value of the common stock on the date of exercise. The aggregate intrinsic value of stock options exercised during the years ended December 31, 2021 and 2022 was $0.1 million and $3.1 million, respectively. The aggregate fair value of stock options vested during the years ended December 31, 2021 and 2022 was $0.3 million and $0.6 million, respectively.

As of December 31, 2022, the total unrecognized stock-based compensation related to unvested stock option awards granted was $0.1 million, which the Company expects to recognize over a remaining weighted-average period of approximately 1.1 years.

Stock-based compensation expense, recognized in the Company’s statements of operations for the 2019 Plan was recorded as follows for the years ended December 31, 2021 and 2022 (in thousands):

	Years Ended
	December 31,
	2021	2022
Research and development	$44	$45
General and administrative	49	24
Total stock-based compensation expense	$93	$69